COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Notification costs and other estimated expenses		$ 100
Litigation settlement expense		2,300	$ 0	$ 2,300	$ 0
Receivables balance decline			13,700
Loss reimbursement on sold loans			170	30	$ (60)
Reserve for loss reimbursements on sold mortgage loans		600	700	600
Subsequent Event [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Payment for litigation settlement	$ 2,200
Commitments to Extend Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts		364,270	439,663	364,270
Standby Letters of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Financial instruments risk represented by contract amounts		$ 3,140	$ 4,596	$ 3,140
Standby Letters of Credit [Member] | Minimum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate			3.75%
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Variable interest rate			7.50%